SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate so as to make the information presented not misleading.

Risks and Uncertainties

The Company is subject to additional risks and uncertainties due to the COVID-19 pandemic. The extent of the impact on the Company’s business is uncertain and difficult to predict. The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there has been no material impact on the Company’s year-to-date results of operations. The Company cannot reasonably estimate with any degree of certainty the future impact COVID-19 may have on the Company’s results of operations, financial position and liquidity.

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended. Management believes that all applicable estimates and adjustments are appropriate. Actual results could differ significantly from those estimates.

Concentration of Revenue

For the year ended December 31, 2022, the Company had a concentration of revenue related to a single royalty contract, accounting for 100% of total revenue. The loss of this contract would have a material adverse effect on future operating results. As of December 31, 2022, 100% of royalty receivables related to this contract.

Oil and Gas Property Payments and Exploration Costs

All costs incurred in the acquisition, exploration and development of natural gas and oil interests are capitalized as incurred. Capitalized costs associated with proven properties are amortized using the units-of-production method over the estimated life of the probable reserve. Capitalized costs associated with unproved properties are excluded from the amortization calculations and assessed, at least annually, to determine if impairment has occurred, until such time as those costs are proven. Impairment amounts are immediately expensed and no costs have been capitalized through December 31, 2022.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. The Company maintains cash and cash equivalent balances with financial institutions that may exceed federally insured limits. There were no cash equivalent balances for the years ended December 31, 2022 or 2021.

GST Receivables

Goods and Services Tax (GST) receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance for doubtful accounts on GST receivables was $nil at December 31, 2022 and 2021.

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations, the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2022 and 2021 (Note 8) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The liability accretes until the Company settles the obligation.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. If it is determined that the realization of the future tax benefit is not more likely than not, the Company establishes a valuation allowance.

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner: Assets and liabilities have been translated using the rate of exchange at the balance sheet date. Equity transactions and results of operations have been translated at historical rates. Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company has issued freestanding warrants that are accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The warrants are exercisable in United States dollars and the Company’s functional currency is the Canadian dollar.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is trued-up to fair value at that date and the fair value of the exercised instrument is then reclassified from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Based Compensation

In accordance with ASC 718, “Compensation – Stock Compensation” (“ASC 718”), which was adopted as of January 1, 2019, the Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk-free interest rates.

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation—Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  The fair value of the equity instrument is charged directly to compensation expense and credited to additional paid-in capital over the period during which services are rendered.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Income (Loss).

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees’ termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The number of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. For the years ended December 31, 2022 and 2021, all of the outstanding options and warrants had an exercise price above the average stock price for year-end period. Accordingly, all of the potentially dilutive shares were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s income (loss) from continuing operations.

 Fair Value of Financial Instruments

The book values of GST receivables, notes receivable, accounts payable and accrued expenses approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one - Quoted market prices in active markets for identical assets or liabilities;
•	Level two - Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. Hierarchy disclosures are evaluated at each balance sheet date. Liabilities measured at fair value are summarized as follows as of:

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2022		December 31, 2021
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$14,690	$14,690	$210,929	$210,929
Asset Retirement Obligation (see Note 8)	71,975	71,975	214,960	214,960

In 2021, the Company issued a convertible note in which the conversion rate is variable. As a result, a derivative liability was recorded (see Note 9). In addition, the Company has warrants with a strike price currency different than the functional currency as has recorded a derivative liability associated with that. The Company measures and reports the fair value liability for these derivative liabilities on a recurring basis. The fair value liabilities have been recorded as determined utilizing the Black-Scholes option pricing model. A slight change in an unobservable input like historical volatility could have a significant impact on the fair value measurement of the derivative liabilities. See Note 6 “Derivative Liabilities” for further discussion of the inputs used in determining the fair value.

Revenue Recognition

The Company has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”), which provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The Company receives an overriding royalty from an unrelated party of 2.5% on all petroleum substances produced from three oil sands leases located in the southeast portion of the Peace River oil sands area that were sold in May 2019 (see Note 4) and recognizes revenue at the time petroleum is sold. The Company’s revenue recognition policy standards include the following elements under ASU 606:

1.	Identify the contract with the customer. The contract is documented in the Purchase and Sale Agreement dated 5/14/2019.
2.	Identify the performance obligations in the contract. The performance obligation in the contract required Strata to relinquish its interest in three oil sands located in the southeast portion of the Peace River oil sands area.
3.	Determine the transaction price. The transaction price was C$60,000 in exchange for 2.5% gross overriding royalty of the petroleum substances produced from the three oil sands leases, in exchange for a 100% interest in the three oil sands leases.
4.	Allocate the transaction price to the performance obligations in the contract. The Company only has one performance obligation, the transfer of the rights to the three oil sands leases, which has already been fulfilled.
5.	Recognize revenue when (or as) the entity satisfies a performance obligation. The C$60,000 was recognized as a sale of the shallower oil sands rights in 2019, resulting in a gain from the disposition of the leases. The 2.5% overriding petroleum royalties are recognized as revenue in the period that the other party produces and sells petroleum from the oil sands leases, which began in September 2021. The royalties that have been received to date have been highly variable, as the amounts are dependent upon the monthly production, the demand of the buyers, the spot price of petroleum, etc. As such, management has determined that the revenue recognition shall be treated as variable consideration as defined in ASC 606. Variable consideration should only be recognized to the extent that it is probable that a significant reversal of revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Given the fact that royalties to date have been highly variable with a great degree of uncertainty, and any attempts to estimate future revenue would likely result in a significant reversal of revenue, royalty revenue will be recognized when payments and settlement statements are received, in the period for which the petroleum was produced. It is at that time that any uncertainty related to royalty payments is resolved. The Company applied ASC 606 using the modified retrospective method applied to contracts not yet completed as of the date of adoption.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments.

Related Party Transactions

A related party is generally defined as (i) any person who holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) an entity or person who directly or indirectly controls, is controlled by or is under common control and/or management with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

New Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its consolidated financial statements and related disclosures.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.